Unaudited Consolidated Statement of Loss and Comprehensive Loss - EPS - $ / shares		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Class A Shares
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)	[1]	$ (0.26)	$ (0.16)
Net loss per share - diluted (in dollars per share)	[1]	(0.26)	(0.16)
Class B Shares
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)	[1]	(0.26)	(0.16)
Net loss per share - diluted (in dollars per share)	[1]	$ (0.26)	$ (0.16)

[1]	Refer to Note 18 - Restatement of prior period unaudited interim financial statements for reconciliations between originally reported and as revised amounts.